UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314

Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2025

Schwab Government Money Market Portfolio

Ticker Symbol: SWPXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your
financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$13	0.26% *
*
Annualized.

Statistics

Net Assets (thousands)	$273,253
Number of Holdings	251
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	4.13%
Seven-Day Yield (without waivers)	4.13%
Seven-Day Effective Yield (with waivers)	4.21%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days
assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Less than 0.05%
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Government Money Market Portfolio | Semiannual Report
1
REG124725-01  00315761

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market Portfolio | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab S&P 500 Index Portfolio

Ticker Symbol: SWP1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and
other
information about the fund are available from your
financial
i
ntermediary
.

FUND COSTS FOR THE LAST six months
ENDED
June 30, 2025
(BASED ON A HYPOTHETICAL $10,000
INVESTMENT
)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996) 1	6.19%	15.12%	16.60%	13.56%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%

All total return figures on this page assume dividends and distributions were reinvested
. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab S&P 500 Index
Portfolio
 | Semiannual Report
1
REG124735-01  00315764

Statistics

Net Assets (millions)	$2,707
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate (not annualized)	2%
Weighted Average Market Cap ($ x 1,000,000)	$1,145,306
Price/Earnings Ratio (P/E)	27.2
Price/Book Ratio (P/B)	4.9
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed
for use by
Charles
Schwab
& Co.,
Inc
.
1
Excludes derivatives.
2
Schwab S&P 500 Index
Portfolio
 |
Semiannua
l
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus,
Statement
of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab S&P 500 Index Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab VIT Balanced Portfolio

Ticker Symbol: SWB1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000
INVESTMENT
)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$26	0.51% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate
so
that
an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total
Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012) 1	6.33%	10.12%	5.63%	4.60%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
VIT Balanced Composite Index	6.46%	10.65%	6.24%	5.21%

All total return figures on this page assume dividends and distributions were
reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab
VIT
Balanced
Portfolio |
Semiannual
Report
1
REG124744-01  00315759

Statistics

Net Assets (thousands)	$82,607
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	8%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab
VIT
Balanced
Portfolio | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus,
Statement
of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Balanced Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab VIT Balanced with Growth Portfolio

Ticker Symbol: SWC1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary
.

FUND COSTS FOR THE LAST six months ENDED June 30,
2025
(BASED ON A HYPOTHETICAL $
10,000
I
NVESTMENT
)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$25	0.48% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so
that
an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end
,
please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio ( 07/25/2012 ) 1	7.51%	11.95%	7.99%	6.01%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
VIT Balanced with Growth Composite Index	7.61%	12.47%	8.57%	6.60%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab
VIT Balanced with Growth Portfolio | Semiannual Report
1
REG124745-01  00315760

Statistics

Net Assets (thousands)	$170,668
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio
holdings
may
have
changed
since
the report
date
.
2
Schwab VIT Balanced with Growth Portfolio |
Semiannua
l Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and
Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab VIT Growth Portfolio

Ticker Symbol: SWG1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders
and
other
information
abou
t the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
June
30, 2025
(BASED ON A HYPOTHETICAL $
10,000
INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$25	0.48% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012) 1	8.60%	13.52%	10.16%	7.20%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
VIT Growth Composite Index	8.66%	14.11%	10.71%	7.76%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab VIT Growth Portfolio | Semiannual Report
1
REG124746-01  00315762

Statistics

Net Assets (thousands)	$169,813
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report date.
2
Schwab
VIT
 Growth Portfolio
 |
Semiannua
l
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies
, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Growth Portfolio | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Government Money Market Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—	—
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.07%[4]	5.07%	4.89%	1.43%	0.06%[3]	0.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	0.26%	0.23%[5,6]	0.06%[5]	0.26%[7,8]
Total expenses	0.26%[9]	0.27%	0.26%	0.26%[6]	0.27%	0.41%
Net investment income (loss)	4.14%[9]	4.94%	4.79%	1.49%	0.06%	0.25%
Net assets, end of period (x 1,000)	$273,253	$269,319	$242,751	$223,154	$184,916	$185,074

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Not annualized.
[5]	Reflects the effect of a voluntary yield waiver.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[9]	Annualized.
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 32.3% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		5.00%		07/15/25	100,000	100,004
(3 mo. US TBILL + 0.18%)	(a)	4.42%	07/01/25	07/17/25	700,000	700,000
		3.15%		07/21/25	100,000	99,938
(SOFR + 0.16%)	(a)	4.55%	07/01/25	07/21/25	100,000	100,000
		4.75%		07/29/25	200,000	199,987
	(b)	4.24%		08/11/25	200,000	199,059
(EFFR + 0.14%)	(a)	4.47%	07/01/25	08/20/25	400,000	400,000
		4.25%		09/05/25	200,000	199,963
(EFFR + 0.13%)	(a)	4.46%	07/01/25	09/15/25	400,000	400,000
(EFFR + 0.15%)	(a)	4.48%	07/01/25	09/26/25	200,000	200,000
	(b)	4.07%		10/02/25	100,000	98,969
(SOFR + 0.16%)	(a)	4.55%	07/01/25	10/06/25	1,000,000	1,000,073
		5.13%		10/10/25	500,000	501,055
(SOFR + 0.16%)	(a)	4.55%	07/01/25	10/17/25	400,000	400,000
		5.13%		10/20/25	100,000	100,233
(SOFR + 0.13%)	(a)	4.52%	07/01/25	10/21/25	800,000	800,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	10/29/25	600,000	600,068
(EFFR + 0.14%)	(a)	4.47%	07/01/25	11/10/25	200,000	200,054
(SOFR + 0.16%)	(a)	4.55%	07/01/25	11/14/25	800,000	800,000
(SOFR + 0.16%)	(a)	4.55%	07/01/25	11/28/25	100,000	100,000
(SOFR + 0.15%)	(a)	4.54%	07/01/25	12/15/25	100,000	100,000
(SOFR + 0.09%)	(a)	4.48%	07/01/25	12/22/25	500,000	500,000
(SOFR + 0.06%)	(a)	4.45%	07/01/25	12/30/25	400,000	400,000
(EFFR + 0.12%)	(a)	4.45%	07/01/25	01/08/26	800,000	800,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	01/28/26	1,000,000	1,000,017
(SOFR + 0.08%)	(a)	4.47%	07/01/25	01/28/26	400,000	400,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	01/30/26	400,000	400,095
		0.68%		03/09/26	100,000	97,666
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/11/26	100,000	100,000
(SOFR + 0.07%)	(a)	4.46%	07/01/25	03/23/26	200,000	200,000
(EFFR + 0.10%)	(a)	4.43%	07/01/25	04/01/26	400,000	400,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	04/17/26	400,000	400,000
(SOFR + 0.06%)	(a)	4.45%	07/01/25	04/28/26	2,500,000	2,500,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	05/05/26	400,000	400,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	05/06/26	1,400,000	1,400,000
(EFFR + 0.09%)	(a)	4.42%	07/01/25	05/07/26	400,000	400,000
(EFFR + 0.10%)	(a)	4.43%	07/01/25	05/08/26	600,000	600,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	06/18/26	400,000	400,000
		4.38%		06/23/26	400,000	401,352
(SOFR + 0.10%)	(a)	4.49%	07/01/25	06/24/26	600,000	600,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.05%)	(a)	4.44%	07/02/25	07/02/26	300,000	300,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	07/10/26	100,000	100,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	07/23/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	09/03/26	100,000	100,000
(SOFR + 0.15%)	(a)	4.54%	07/01/25	09/23/26	500,000	500,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	10/02/26	400,000	400,000
(SOFR + 0.16%)	(a)	4.55%	07/01/25	10/30/26	400,000	400,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	11/18/26	300,000	300,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	12/23/26	1,000,000	1,000,000
(SOFR + 0.15%)	(a)	4.54%	07/01/25	01/21/27	200,000	200,000
(EFFR + 0.09%)	(a)	4.42%	07/01/25	01/25/27	600,000	600,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	02/03/27	400,000	400,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	02/12/27	300,000	300,000
(EFFR + 0.10%)	(a)	4.43%	07/01/25	02/18/27	300,000	300,000
(EFFR + 0.09%)	(a)	4.42%	07/01/25	03/10/27	750,000	750,000
(SOFR + 0.09%)	(a)	4.48%	07/01/25	03/11/27	100,000	100,000
(SOFR + 0.07%)	(a)	4.46%	07/01/25	04/01/27	900,000	900,000
(SOFR + 0.08%)	(a)	4.47%	07/01/25	04/01/27	400,000	400,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	04/16/27	200,000	200,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	04/23/27	800,000	800,000
(3 mo. US TBILL + 0.16%)	(a)	4.40%	07/01/25	05/19/27	200,000	200,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.00%)	(a)	4.39%	07/01/25	07/02/25	600,000	600,000
	(b)	4.30%		07/07/25	900,000	899,371
(SOFR + 0.16%)	(a)	4.55%	07/01/25	07/10/25	400,000	400,010
	(b)	4.21%		07/11/25	700,000	699,202
	(b)	4.23%		07/11/25	100,000	99,885
(SOFR + 0.03%)	(a)	4.42%	07/01/25	07/11/25	800,000	800,000
	(b)	4.23%		07/17/25	300,000	299,441
	(b)	4.26%		07/18/25	500,000	499,018
	(b)	4.83%		07/23/25	100,000	99,718
(SOFR + 0.16%)	(a)	4.55%	07/01/25	07/28/25	400,000	400,000
	(b)	4.22%		07/31/25	1,200,000	1,195,830
	(b)	4.26%		08/06/25	300,000	298,731
(SOFR + 0.01%)	(a)	4.40%	07/01/25	08/06/25	900,000	900,000
		4.13%		08/07/25	400,000	399,992
(SOFR + 0.01%)	(a)	4.40%	07/01/25	08/12/25	600,000	600,000
	(b)	4.19%		08/15/25	700,000	696,391
	(b)	4.21%		08/15/25	900,000	895,382
(SOFR + 0.01%)	(a)	4.40%	07/01/25	08/18/25	900,000	900,000
(SOFR + 0.06%)	(a)	4.45%	07/01/25	08/19/25	300,000	300,006
(SOFR + 0.16%)	(a)	4.55%	07/01/25	08/22/25	700,000	700,000
	(b)	4.22%		08/25/25	700,000	695,546
	(b)	4.24%		08/26/25	700,000	695,438
(SOFR + 0.02%)	(a)	4.41%	07/01/25	08/27/25	900,000	900,000
		4.00%		08/28/25	200,000	199,861
	(b)	4.18%		08/29/25	700,000	695,291
(SOFR + 0.01%)	(a)	4.40%	07/01/25	09/02/25	700,000	700,000
	(b)	4.26%		09/10/25	400,000	396,687
	(b)	4.29%		09/12/25	100,000	99,158
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	4.19%		09/17/25	800,000	792,937
(SOFR + 0.10%)	(a)	4.49%	07/01/25	09/19/25	1,200,000	1,200,051
(SOFR + 0.02%)	(a)	4.41%	07/01/25	10/03/25	900,000	900,000
	(b)	4.18%		10/06/25	500,000	494,463
(SOFR + 0.02%)	(a)	4.41%	07/01/25	10/06/25	900,000	900,000
(SOFR + 0.02%)	(a)	4.41%	07/01/25	10/10/25	400,000	400,000
(SOFR + 0.01%)	(a)	4.40%	07/01/25	10/17/25	500,000	500,000
	(b)	4.26%		10/31/25	500,000	492,883
(SOFR + 0.01%)	(a)	4.40%	07/01/25	11/12/25	800,000	800,000
(SOFR + 0.02%)	(a)	4.41%	07/01/25	11/14/25	700,000	700,000
(SOFR + 0.03%)	(a)	4.42%	07/01/25	11/28/25	500,000	500,000
		4.21%		01/09/26	800,000	799,759
(SOFR + 0.01%)	(a)	4.40%	07/01/25	01/12/26	800,000	800,000
(SOFR + 0.04%)	(a)	4.43%	07/01/25	01/22/26	300,000	300,000
		4.38%		01/30/26	500,000	500,000
		4.40%		02/09/26	500,000	500,000
(SOFR + 0.03%)	(a)	4.42%	07/01/25	02/17/26	400,000	400,000
		0.68%		02/24/26	100,000	97,857
		4.34%		02/25/26	400,000	400,000
	(b)	4.17%		02/26/26	800,000	778,427
		0.96%		03/05/26	100,000	97,949
		4.35%		03/06/26	1,200,000	1,200,000
		4.37%		03/10/26	500,000	500,000
		4.41%		03/17/26	400,000	400,000
		4.37%		03/20/26	500,000	500,000
		4.34%		03/27/26	100,000	100,000
(SOFR + 0.02%)	(a)	4.41%	07/02/25	04/02/26	800,000	800,000
		4.37%		04/06/26	700,000	700,000
		4.36%		04/10/26	200,000	200,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	04/10/26	100,000	100,000
		4.38%		04/27/26	500,000	500,000
(SOFR + 0.04%)	(a)	4.43%	07/01/25	04/28/26	400,000	400,000
		4.33%		05/08/26	500,000	500,000
		4.33%		05/15/26	400,000	400,000
		4.25%		05/22/26	2,000,000	2,000,000
		4.36%		05/22/26	900,000	900,000
		4.35%		05/28/26	300,000	300,000
		4.38%		06/01/26	500,000	500,000
		4.37%		06/02/26	900,000	900,000
		4.40%		06/02/26	500,000	500,000
		4.40%		06/05/26	400,000	400,000
		4.38%		06/12/26	100,000	100,323
		4.44%		06/12/26	900,000	900,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	07/21/26	300,000	300,000
(SOFR + 0.09%)	(a)	4.48%	07/01/25	07/23/26	900,000	900,000
		4.32%		07/24/26	600,000	600,000
(SOFR + 0.18%)	(a)	4.57%	07/01/25	09/18/26	500,000	500,000
(SOFR + 0.19%)	(a)	4.58%	07/01/25	09/24/26	500,000	500,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	10/08/26	300,000	300,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	10/21/26	300,000	300,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)	(a)	4.49%	07/01/25	10/23/26	900,000	900,000
(SOFR + 0.19%)	(a)	4.58%	07/01/25	12/23/26	300,000	300,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	12/28/26	300,000	299,978
(SOFR + 0.06%)	(a)	4.45%	07/01/25	01/04/27	1,500,000	1,500,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	01/25/27	700,000	700,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/04/27	500,000	500,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/10/27	400,000	400,000
(SOFR + 0.07%)	(a)	4.46%	07/01/25	03/25/27	500,000	500,000
(SOFR + 0.08%)	(a)	4.47%	07/01/25	04/05/27	600,000	600,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	04/09/27	500,000	500,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	06/17/27	500,000	500,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		0.38%		07/21/25	900,000	897,878
		4.05%		08/28/25	200,000	199,838
		4.20%		08/28/25	100,000	99,923
		0.38%		09/23/25	1,900,000	1,884,680
		0.60%		10/20/25	100,000	98,993
	(b)	4.21%		11/07/25	800,000	788,132
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/05/26	600,000	600,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	04/02/26	200,000	200,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	05/07/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	09/04/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	09/23/26	500,000	500,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	10/16/26	300,000	300,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	04/23/27	600,000	600,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.38%		08/25/25	100,000	99,466
		0.54%		10/27/25	700,000	691,738
(SOFR + 0.10%)	(a)	4.49%	07/01/25	06/18/26	400,000	400,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	07/29/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	08/21/26	800,000	800,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	10/23/26	500,000	500,049
(SOFR + 0.14%)	(a)	4.53%	07/01/25	11/20/26	400,000	400,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	12/11/26	100,000	100,000
Total U.S. Government Agency Debt (Cost $88,228,815)						88,228,815

U.S. TREASURY DEBT 6.6% OF NET ASSETS
UNITED STATES TREASURY
		2.25%		11/15/25	200,000	198,527
		0.38%		11/30/25	1,000,000	984,283
		4.88%		11/30/25	300,000	300,697
		0.38%		12/31/25	1,600,000	1,569,785
		2.63%		12/31/25	900,000	892,842
		4.25%		12/31/25	1,700,000	1,699,897
		3.88%		01/15/26	400,000	399,195
		0.38%		01/31/26	500,000	489,064
		2.63%		01/31/26	300,000	297,265
		4.25%		01/31/26	300,000	300,032
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.25%)	(a)	4.49%	07/01/25	01/31/26	1,500,000	1,500,961
		1.63%		02/15/26	400,000	393,601
		4.00%		02/15/26	200,000	199,706
		0.50%		02/28/26	300,000	293,105
		4.63%		03/15/26	500,000	500,999
		4.50%		03/31/26	600,000	601,699
		0.75%		04/30/26	300,000	291,759
		2.38%		04/30/26	500,000	492,665
		4.88%		04/30/26	800,000	804,576
		1.63%		05/15/26	100,000	97,838
		3.63%		05/15/26	1,400,000	1,393,389
		0.75%		05/31/26	200,000	193,887
		4.88%		05/31/26	300,000	302,271
		0.88%		06/30/26	600,000	581,149
		4.63%		06/30/26	300,000	301,483
(3 mo. US TBILL + 0.18%)	(a)	4.42%	07/01/25	07/31/26	500,000	499,977
(3 mo. US TBILL + 0.10%)	(a)	4.34%	07/01/25	01/31/27	700,000	699,855
(3 mo. US TBILL + 0.16%)	(a)	4.40%	07/01/25	04/30/27	1,600,000	1,600,442
Total U.S. Treasury Debt (Cost $17,880,949)						17,880,949

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.45%		07/07/25	600,000	600,000
Total Variable Rate Demand Notes (Cost $600,000)						600,000

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Number of Shares	Value ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(d)	4.27%			45,600	45,600
Total Investment Companies (Cost $45,600)						45,600

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 60.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 29.3%
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 4.50% - 5.00%, due 04/01/40 - 06/01/47)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF AMERICA NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,093, 4.88%, due 11/30/25)
BANK OF MONTREAL
Issued 06/30/25, repurchase date 07/01/25		4.38%		07/01/25	6,000,730	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,180,752, 5.80% - 5.96%, due 05/20/72)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,126, 1.50% - 6.50%, due 03/01/28 - 01/15/67)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,050,129, 5.10% - 5.41%, due 02/20/53 - 02/20/55)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,059,992, 1.88% - 5.75%, due 02/15/51 - 09/20/66)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,057,971, 2.38% - 5.10%, due 02/15/55 - 07/20/70)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,030,005, 0.38% - 7.50%, due 05/31/26 - 10/20/72)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,085, 1.63% - 4.88%, due 04/30/26 - 02/15/27)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,050,129, 1.25%, due 12/25/30)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,059,888, 3.00% - 7.00%, due 07/16/26 - 06/01/55)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.41%		07/01/25	4,000,490	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,120,005, 2.00% - 7.50%, due 04/01/31 - 02/01/55)
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	3,000,367	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,061,121, 2.40% - 6.00%, due 06/20/39 - 09/16/58)
Issued 06/25/25, repurchase date 07/02/25		4.34%		07/02/25	7,005,907	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,140,001, 5.50%, due 08/01/54)
Issued 06/27/25, repurchase date 07/03/25		4.38%		07/03/25	10,007,300	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,200,000, 2.00% - 7.00%, due 10/01/32 - 05/20/55)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.50% - 8.50%, due 11/20/29 - 10/15/59)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	5,000,611	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,111,806, 0.13% - 8.00%, due 10/15/25 - 01/20/51)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	6,000,733	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,180,001, 2.50% - 6.50%, due 11/20/50 - 12/20/64)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 5.35%, due 04/20/55)
MIZUHO SECURITIES USA LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,022, 4.34% - 4.49%, due 01/31/26 - 04/30/27)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,031,014, 2.00% - 3.50%, due 09/01/28 - 03/01/50)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,126, 2.00% - 7.00%, due 01/01/35 - 06/01/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,099, 0.00% - 5.00%, due 08/21/25 - 05/15/54)
TRUIST BANK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 1.50%, due 11/01/50 - 02/01/51)
WELLS FARGO BANK NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	6,000,733	6,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $6,242,558, 0.13% - 6.50%, due 02/15/45 - 08/01/54)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/25/25, repurchase date 07/02/25		4.35%		07/02/25	1,000,846	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,041,360, 2.50% - 6.50%, due 03/01/42 - 04/01/55)
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	5,003,658	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,204,712, 2.50% - 6.00%, due 03/01/28 - 04/01/55)
WELLS FARGO SECURITIES LLC
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	7,005,122	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,285,327, 2.50%, due 12/01/51)
						80,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 31.3%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,005, 0.88% - 4.88%, due 10/31/25 - 11/15/31)
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000, 0.13%, due 01/15/31)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,203, 0.00% - 1.63%, due 07/10/25 - 05/15/31)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,678,291	1,678,086
(Collateralized by U.S. Treasury Securities valued at $1,711,898, 0.00% - 3.75%, due 07/10/25 - 05/15/51)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,161, 2.25% - 4.49%, due 01/31/26 - 08/15/46)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,018, 3.00% - 4.75%, due 05/15/47 - 11/15/53)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,015, 0.13% - 4.63%, due 07/15/25 - 02/15/49)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	3,000,366	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,061,179, 3.75% - 5.25%, due 10/31/28 - 01/31/29)
Issued 06/30/25, repurchase date 07/07/25		4.38%		07/07/25	29,024,698	29,000,000
(Collateralized by U.S. Treasury Securities valued at $29,590,860, 2.38% - 5.25%, due 10/15/28 - 01/31/29)
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,137, 1.50%, due 11/30/28)
Issued 06/25/25, repurchase date 07/02/25		4.33%		07/02/25	2,001,684	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,041,761, 1.50%, due 11/30/28)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,070, 0.75% - 4.50%, due 06/30/26 - 05/15/27)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,184, 4.50%, due 02/15/44)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	7,000,856	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,019, 2.00%, due 11/15/41)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	5,000,611	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,036, 3.00%, due 05/15/47)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,069, 4.25%, due 06/30/31)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,000, 2.63% - 4.63%, due 05/31/27 - 05/15/44)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	6,000,732	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,031, 0.50% - 4.75%, due 10/15/26 - 02/15/37)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	6,000,732	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,010, 0.13% - 4.00%, due 04/15/26 - 02/29/28)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	3,000,366	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,050, 3.88% - 4.63%, due 10/15/26 - 11/30/27)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	6,000,732	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,023, 0.00% - 4.63%, due 12/11/25 - 05/15/42)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,006, 0.00% - 4.63%, due 08/07/25 - 05/15/52)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,255, 0.13% - 4.25%, due 10/31/26 - 02/15/51)
						85,678,086
Total Repurchase Agreements (Cost $165,678,086)						165,678,086
Total Investments in Securities (Cost $272,433,450)						272,433,450

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$88,228,815	$—	$88,228,815
U.S. Treasury Debt[1]	—	17,880,949	—	17,880,949
Variable Rate Demand Notes	—	600,000	—	600,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	165,678,086	—	165,678,086
Total	$45,600	$272,387,850	$—	$272,433,450

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$106,755,364
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		165,678,086
Cash		72
Receivables:
Fund shares sold		2,153,985
Interest		667,503
Dividends	+	159
Total assets		275,255,169

Liabilities
Payables:
Investments bought		1,602,294
Fund shares redeemed		295,411
Investment adviser and administrator fees		41,081
Accrued expenses	+	63,541
Total liabilities		2,002,327
Net assets		$273,252,842

Net Assets by Source
Capital received from investors		$273,205,641
Total distributable earnings	+	47,201
Net assets		$273,252,842

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$273,252,842		273,252,131		$1.00

See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$5,899,784
Dividends received from securities - unaffiliated issuers	+	964
Total investment income		5,900,748

Expenses
Investment adviser and administrator fees		254,286
Portfolio accounting fees		42,939
Custodian fees		30,867
Professional fees		17,207
Independent trustees’ fees		6,884
Shareholder reports		620
Transfer agent fees		485
Other expenses	+	1,312
Total expenses	–	354,600
Net investment income		5,546,148

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		1,532
Increase in net assets resulting from operations		$5,547,680
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$5,546,148	$12,796,063
Net realized gains	+	1,532	1,701
Increase in net assets from operations		$5,547,680	$12,797,764

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,547,776 )	($12,797,986 )

TRANSACTIONS IN FUND SHARES*
Shares sold		90,050,531	172,789,700
Shares reinvested		5,547,777	12,797,986
Shares redeemed	+	(91,664,850)	(159,019,202)
Net transactions in fund shares		3,933,458	26,568,484

NET ASSETS
Beginning of period		$269,319,480	$242,751,218
Total increase	+	3,933,362	26,568,262
End of period		$273,252,842	$269,319,480

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2025, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund is authorized to invest in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2025, the fund had investments in repurchase agreements with a value of $165,678,086 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions from investment companies are recorded on the date they are effective (the ex-dividend date). Any distributions from investment companies are recorded in accordance with the character of the distributions as designated by the investment companies.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.34%.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2025, the fund had no direct security transactions with other funds in the Fund Complex.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments was $272,387,850 and gross unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
As of December 31, 2024, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$12,797,986
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

6. Federal Income Taxes (continued):
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features, and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

MFR98594-08
00315742

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab S&P 500 Index Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
1

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$86.45	$70.19	$56.38	$70.41	$55.41	$47.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.56	1.06	1.01	0.95	0.85	0.96
Net realized and unrealized gains (losses)	4.79	16.36	13.70	(13.73)	14.94	7.58
Total from investment operations	5.35	17.42	14.71	(12.78)	15.79	8.54
Less distributions:
Distributions from net investment income	(1.04)	(1.16)	(0.90)	(0.77)	(0.79)	(0.53)
Distributions from net realized gains	—	—	—	(0.48)	—	(0.08)
Total distributions	(1.04)	(1.16)	(0.90)	(1.25)	(0.79)	(0.61)
Net asset value at end of period	$90.76	$86.45	$70.19	$56.38	$70.41	$55.41
Total return	6.19%[2]	24.95%	26.22%	(18.12%)	28.67%	18.28%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.03%	0.03%[4]	0.03%	0.03%
Net investment income (loss)	1.33%[3]	1.33%	1.62%	1.59%	1.35%	2.03%
Portfolio turnover rate	2%[2]	6%	6%	9%	13%	14%
Net assets, end of period (x 1,000,000)	$2,707	$2,588	$1,909	$2,430	$1,468	$947

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	11,213	764,951
Ford Motor Co.	200,453	2,174,915
General Motors Co.	49,493	2,435,550
Tesla, Inc. *	144,253	45,823,408
		51,198,824

Banks 3.6%
Bank of America Corp.	337,322	15,962,077
Citigroup, Inc.	96,182	8,187,012
Citizens Financial Group, Inc.	22,324	998,999
Fifth Third Bancorp	34,290	1,410,348
Huntington Bancshares, Inc.	75,011	1,257,184
JPMorgan Chase & Co.	143,064	41,475,684
KeyCorp	50,543	880,459
M&T Bank Corp.	8,253	1,600,999
PNC Financial Services Group, Inc.	20,368	3,797,003
Regions Financial Corp.	46,610	1,096,267
Truist Financial Corp.	67,278	2,892,281
U.S. Bancorp	80,278	3,632,580
Wells Fargo & Co.	167,513	13,421,142
		96,612,035

Capital Goods 6.0%
3M Co.	27,708	4,218,266
A.O. Smith Corp.	5,892	386,338
Allegion PLC	4,484	646,234
AMETEK, Inc.	11,873	2,148,538
Axon Enterprise, Inc. *	3,808	3,152,795
Boeing Co. *	38,818	8,133,536
Builders FirstSource, Inc. *	5,684	663,266
Carrier Global Corp.	41,063	3,005,401
Caterpillar, Inc.	24,217	9,401,282
Cummins, Inc.	7,093	2,322,957
Deere & Co.	12,987	6,603,760
Dover Corp.	7,108	1,302,399
Eaton Corp. PLC	20,136	7,188,351
Emerson Electric Co.	29,003	3,866,970
Fastenal Co.	59,166	2,484,972
Fortive Corp.	17,404	907,271
GE Vernova, Inc.	14,051	7,435,087
Generac Holdings, Inc. *	3,029	433,783
General Dynamics Corp.	12,971	3,783,122
General Electric Co.	54,902	14,131,226
Honeywell International, Inc.	33,079	7,703,437
Howmet Aerospace, Inc.	20,804	3,872,248
Hubbell, Inc.	2,753	1,124,353
Huntington Ingalls Industries, Inc.	2,032	490,647
IDEX Corp.	3,866	678,754
Illinois Tool Works, Inc.	13,692	3,385,347
Ingersoll Rand, Inc.	20,773	1,727,898
Johnson Controls International PLC	33,912	3,581,785
L3Harris Technologies, Inc.	9,620	2,413,081
Lennox International, Inc.	1,639	939,540
Lockheed Martin Corp.	10,735	4,971,808
Masco Corp.	10,735	690,905
Nordson Corp.	2,767	593,162
Northrop Grumman Corp.	6,965	3,482,361
Otis Worldwide Corp.	20,358	2,015,849
PACCAR, Inc.	26,973	2,564,053
Parker-Hannifin Corp.	6,582	4,597,330
Pentair PLC	8,474	869,941
SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	7,630	2,884,750
Rockwell Automation, Inc.	5,807	1,928,911
RTX Corp.	68,784	10,043,840
Snap-on, Inc.	2,675	832,406
Stanley Black & Decker, Inc.	7,830	530,482
Textron, Inc.	9,186	737,544
Trane Technologies PLC	11,484	5,023,216
TransDigm Group, Inc.	2,892	4,397,691
United Rentals, Inc.	3,352	2,525,397
Westinghouse Air Brake Technologies Corp.	8,796	1,841,443
WW Grainger, Inc.	2,252	2,342,620
Xylem, Inc.	12,540	1,622,174
		162,628,527

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	20,901	6,445,868
Broadridge Financial Solutions, Inc.	6,053	1,471,061
Cintas Corp.	17,643	3,932,095
Copart, Inc. *	45,294	2,222,577
Dayforce, Inc. *	8,374	463,836
Equifax, Inc.	6,386	1,656,337
Jacobs Solutions, Inc.	6,185	813,018
Leidos Holdings, Inc.	6,607	1,042,320
Paychex, Inc.	16,552	2,407,654
Paycom Software, Inc.	2,509	580,583
Republic Services, Inc.	10,461	2,579,787
Rollins, Inc.	14,397	812,279
Veralto Corp.	12,765	1,288,627
Verisk Analytics, Inc.	7,203	2,243,734
Waste Management, Inc.	18,855	4,314,401
		32,274,177

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	486,387	106,708,444
AutoZone, Inc. *	863	3,203,654
Best Buy Co., Inc.	9,927	666,400
CarMax, Inc. *	7,857	528,069
eBay, Inc.	23,769	1,769,840
Genuine Parts Co.	7,126	864,455
Home Depot, Inc.	51,160	18,757,302
LKQ Corp.	13,366	494,676
Lowe's Cos., Inc.	28,800	6,389,856
O'Reilly Automotive, Inc. *	44,001	3,965,810
Pool Corp.	1,946	567,220
Ross Stores, Inc.	16,956	2,163,246
TJX Cos., Inc.	57,456	7,095,241
Tractor Supply Co.	27,344	1,442,943
Ulta Beauty, Inc. *	2,323	1,086,746
Williams-Sonoma, Inc.	6,364	1,039,687
		156,743,589

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	7,814	805,389
DR Horton, Inc.	14,229	1,834,403
Garmin Ltd.	7,943	1,657,863
Hasbro, Inc.	6,724	496,366
Lennar Corp., Class A	11,934	1,320,020
Lululemon Athletica, Inc. *	5,691	1,352,068
Mohawk Industries, Inc. *	2,746	287,891
NIKE, Inc., Class B	60,549	4,301,401
NVR, Inc. *	150	1,107,849
PulteGroup, Inc.	10,312	1,087,503
Ralph Lauren Corp.	2,027	555,965
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
3

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	10,689	938,601
		15,745,319

Consumer Services 2.1%
Airbnb, Inc., Class A *	22,190	2,936,625
Booking Holdings, Inc.	1,675	9,696,977
Caesars Entertainment, Inc. *	10,449	296,647
Carnival Corp. *	54,254	1,525,622
Chipotle Mexican Grill, Inc. *	69,480	3,901,302
Darden Restaurants, Inc.	6,007	1,309,346
Domino's Pizza, Inc.	1,761	793,507
DoorDash, Inc., Class A *	17,655	4,352,134
Expedia Group, Inc.	6,261	1,056,105
Hilton Worldwide Holdings, Inc.	12,237	3,259,203
Las Vegas Sands Corp.	17,462	759,772
Marriott International, Inc., Class A	11,700	3,196,557
McDonald's Corp.	36,813	10,755,654
MGM Resorts International *	10,643	366,013
Norwegian Cruise Line Holdings Ltd. *	23,436	475,282
Royal Caribbean Cruises Ltd.	12,863	4,027,920
Starbucks Corp.	58,505	5,360,813
Wynn Resorts Ltd.	4,466	418,330
Yum! Brands, Inc.	14,336	2,124,308
		56,612,117

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	22,838	22,608,250
Dollar General Corp.	11,324	1,295,239
Dollar Tree, Inc. *	10,166	1,006,841
Kroger Co.	31,532	2,261,790
Sysco Corp.	24,928	1,888,047
Target Corp.	23,393	2,307,719
Walgreens Boots Alliance, Inc.	36,536	419,433
Walmart, Inc.	222,410	21,747,250
		53,534,569

Energy 3.0%
APA Corp.	18,576	339,755
Baker Hughes Co.	50,944	1,953,193
Chevron Corp.	83,606	11,971,543
ConocoPhillips	64,972	5,830,587
Coterra Energy, Inc.	39,217	995,327
Devon Energy Corp.	32,997	1,049,635
Diamondback Energy, Inc.	9,684	1,330,582
EOG Resources, Inc.	28,068	3,357,213
EQT Corp.	30,844	1,798,822
Expand Energy Corp.	11,147	1,303,530
Exxon Mobil Corp.	221,883	23,918,987
Halliburton Co.	44,483	906,564
Hess Corp.	14,272	1,977,243
Kinder Morgan, Inc.	99,483	2,924,800
Marathon Petroleum Corp.	15,816	2,627,196
Occidental Petroleum Corp.	36,393	1,528,870
ONEOK, Inc.	32,157	2,624,976
Phillips 66	20,978	2,502,675
Schlumberger NV	69,952	2,364,378
Targa Resources Corp.	11,190	1,947,955
Texas Pacific Land Corp.	964	1,018,360
Valero Energy Corp.	16,123	2,167,254
Williams Cos., Inc.	62,934	3,952,885
		80,392,330

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.9%
Alexandria Real Estate Equities, Inc.	7,903	573,995
American Tower Corp.	24,099	5,326,361
AvalonBay Communities, Inc.	7,321	1,489,824
BXP, Inc.	7,541	508,791
Camden Property Trust	5,462	615,513
Crown Castle, Inc.	22,346	2,295,605
Digital Realty Trust, Inc.	16,339	2,848,378
Equinix, Inc.	5,039	4,008,373
Equity Residential	17,674	1,192,818
Essex Property Trust, Inc.	3,315	939,471
Extra Space Storage, Inc.	10,949	1,614,321
Federal Realty Investment Trust	3,983	378,345
Healthpeak Properties, Inc.	35,965	629,747
Host Hotels & Resorts, Inc.	36,165	555,494
Invitation Homes, Inc.	29,349	962,647
Iron Mountain, Inc.	15,265	1,565,731
Kimco Realty Corp.	34,992	735,532
Mid-America Apartment Communities, Inc.	6,067	897,977
Prologis, Inc.	47,788	5,023,475
Public Storage	8,100	2,376,702
Realty Income Corp.	46,568	2,682,782
Regency Centers Corp.	8,389	597,548
SBA Communications Corp.	5,517	1,295,612
Simon Property Group, Inc.	15,778	2,536,471
UDR, Inc.	15,544	634,662
Ventas, Inc.	23,259	1,468,806
VICI Properties, Inc.	54,407	1,773,668
Welltower, Inc.	32,007	4,920,436
Weyerhaeuser Co.	37,152	954,435
		51,403,520

Financial Services 8.4%
American Express Co.	28,511	9,094,439
Ameriprise Financial, Inc.	4,903	2,616,878
Apollo Global Management, Inc.	23,242	3,297,343
Bank of New York Mellon Corp.	36,888	3,360,866
Berkshire Hathaway, Inc., Class B *	94,397	45,855,231
Blackrock, Inc.	7,501	7,870,424
Blackstone, Inc.	37,616	5,626,601
Capital One Financial Corp.	32,921	7,004,272
Cboe Global Markets, Inc.	5,364	1,250,938
Charles Schwab Corp. (a)	87,446	7,978,573
CME Group, Inc.	18,523	5,105,309
Coinbase Global, Inc., Class A *	10,882	3,814,032
Corpay, Inc. *	3,628	1,203,843
FactSet Research Systems, Inc.	1,946	870,407
Fidelity National Information Services, Inc.	27,043	2,201,571
Fiserv, Inc. *	28,543	4,921,099
Franklin Resources, Inc.	16,156	385,321
Global Payments, Inc.	12,634	1,011,225
Goldman Sachs Group, Inc.	15,799	11,181,742
Intercontinental Exchange, Inc.	29,530	5,417,869
Invesco Ltd.	23,049	363,483
Jack Henry & Associates, Inc.	3,759	677,259
KKR & Co., Inc.	34,846	4,635,563
MarketAxess Holdings, Inc.	1,951	435,736
Mastercard, Inc., Class A	41,760	23,466,614
Moody's Corp.	7,963	3,994,161
Morgan Stanley	63,566	8,953,907
MSCI, Inc.	3,990	2,301,193
Nasdaq, Inc.	21,196	1,895,346
Northern Trust Corp.	10,015	1,269,802
PayPal Holdings, Inc. *	50,064	3,720,757
See financial notes
4
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	9,348	1,433,703
S&P Global, Inc.	16,156	8,518,897
State Street Corp.	14,746	1,568,090
Synchrony Financial	19,600	1,308,104
T. Rowe Price Group, Inc.	11,366	1,096,819
Visa, Inc., Class A	88,082	31,273,514
		226,980,931

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	86,732	5,085,097
Archer-Daniels-Midland Co.	24,732	1,305,355
Brown-Forman Corp., Class B	9,438	253,977
Bunge Global SA	6,900	553,932
Campbell's Co.	10,159	311,373
Coca-Cola Co.	199,404	14,107,833
Conagra Brands, Inc.	24,452	500,533
Constellation Brands, Inc., Class A	7,881	1,282,081
General Mills, Inc.	28,314	1,466,948
Hershey Co.	7,618	1,264,207
Hormel Foods Corp.	15,005	453,901
J.M. Smucker Co.	5,447	534,895
Kellanova	13,801	1,097,594
Keurig Dr. Pepper, Inc.	69,885	2,310,398
Kraft Heinz Co.	44,203	1,141,322
Lamb Weston Holdings, Inc.	7,264	376,638
McCormick & Co., Inc. - Non Voting Shares	12,985	984,523
Molson Coors Beverage Co., Class B	8,832	424,731
Mondelez International, Inc., Class A	66,660	4,495,550
Monster Beverage Corp. *	36,135	2,263,496
PepsiCo, Inc.	70,556	9,316,214
Philip Morris International, Inc.	80,135	14,594,988
Tyson Foods, Inc., Class A	14,637	818,794
		64,944,380

Health Care Equipment & Services 4.1%
Abbott Laboratories	89,590	12,185,136
Align Technology, Inc. *	3,507	663,980
Baxter International, Inc.	26,308	796,606
Becton Dickinson & Co.	14,792	2,547,922
Boston Scientific Corp. *	76,207	8,185,394
Cardinal Health, Inc.	12,288	2,064,384
Cencora, Inc.	8,880	2,662,668
Centene Corp. *	25,671	1,393,422
Cigna Group	13,745	4,543,822
Cooper Cos., Inc. *	10,210	726,544
CVS Health Corp.	65,105	4,490,943
DaVita, Inc. *	2,138	304,558
Dexcom, Inc. *	20,187	1,762,123
Edwards Lifesciences Corp. *	30,214	2,363,037
Elevance Health, Inc.	11,624	4,521,271
GE HealthCare Technologies, Inc.	23,478	1,739,015
HCA Healthcare, Inc.	8,913	3,414,570
Henry Schein, Inc. *	6,243	456,051
Hologic, Inc. *	11,412	743,606
Humana, Inc.	6,218	1,520,177
IDEXX Laboratories, Inc. *	4,143	2,222,057
Insulet Corp. *	3,625	1,138,902
Intuitive Surgical, Inc. *	18,451	10,026,458
Labcorp Holdings, Inc.	4,294	1,127,218
McKesson Corp.	6,444	4,722,034
Medtronic PLC	66,068	5,759,148
Molina Healthcare, Inc. *	2,782	828,758
Quest Diagnostics, Inc.	5,759	1,034,489
ResMed, Inc.	7,533	1,943,514
Solventum Corp. *	7,086	537,402
SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	5,044	1,211,670
Stryker Corp.	17,706	7,005,025
UnitedHealth Group, Inc.	46,695	14,567,439
Universal Health Services, Inc., Class B	2,945	533,487
Zimmer Biomet Holdings, Inc.	10,135	924,413
		110,667,243

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	12,665	1,217,233
Clorox Co.	6,340	761,244
Colgate-Palmolive Co.	41,748	3,794,893
Estee Lauder Cos., Inc., Class A	12,095	977,276
Kenvue, Inc.	99,155	2,075,314
Kimberly-Clark Corp.	17,072	2,200,922
Procter & Gamble Co.	120,679	19,226,579
		30,253,461

Insurance 2.0%
Aflac, Inc.	25,054	2,642,195
Allstate Corp.	13,634	2,744,661
American International Group, Inc.	29,657	2,538,343
Aon PLC, Class A	11,124	3,968,598
Arch Capital Group Ltd.	19,198	1,747,978
Arthur J Gallagher & Co.	13,186	4,221,102
Assurant, Inc.	2,585	510,512
Brown & Brown, Inc.	14,426	1,599,411
Chubb Ltd.	19,196	5,561,465
Cincinnati Financial Corp.	7,987	1,189,424
Erie Indemnity Co., Class A	1,285	445,625
Everest Group Ltd.	2,190	744,272
Globe Life, Inc.	4,241	527,114
Hartford Insurance Group, Inc.	14,627	1,855,727
Loews Corp.	8,940	819,440
Marsh & McLennan Cos., Inc.	25,355	5,543,617
MetLife, Inc.	29,026	2,334,271
Principal Financial Group, Inc.	10,559	838,701
Progressive Corp.	30,178	8,053,301
Prudential Financial, Inc.	18,162	1,951,325
Travelers Cos., Inc.	11,651	3,117,109
W.R. Berkley Corp.	15,400	1,131,438
Willis Towers Watson PLC	5,118	1,568,667
		55,654,296

Materials 1.9%
Air Products & Chemicals, Inc.	11,452	3,230,151
Albemarle Corp.	6,066	380,156
Amcor PLC	118,689	1,090,752
Avery Dennison Corp.	4,025	706,267
Ball Corp.	14,249	799,226
CF Industries Holdings, Inc.	8,340	767,280
Corteva, Inc.	35,175	2,621,593
Dow, Inc.	36,637	970,148
DuPont de Nemours, Inc.	21,552	1,478,252
Eastman Chemical Co.	5,900	440,494
Ecolab, Inc.	12,969	3,494,367
Freeport-McMoRan, Inc.	73,908	3,203,912
International Flavors & Fragrances, Inc.	13,066	961,004
International Paper Co.	27,199	1,273,729
Linde PLC	24,235	11,370,577
LyondellBasell Industries NV, Class A	13,293	769,133
Martin Marietta Materials, Inc.	3,104	1,703,972
Mosaic Co.	16,551	603,781
Newmont Corp.	57,309	3,338,822
Nucor Corp.	11,876	1,538,417
Packaging Corp. of America	4,560	859,332
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
5

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	11,688	1,329,510
Sherwin-Williams Co.	11,870	4,075,683
Smurfit WestRock PLC	25,585	1,103,993
Steel Dynamics, Inc.	7,112	910,407
Vulcan Materials Co.	6,767	1,764,969
		50,785,927

Media & Entertainment 8.8%
Alphabet, Inc., Class A	299,594	52,797,451
Alphabet, Inc., Class C	241,701	42,875,340
Charter Communications, Inc., Class A *	4,910	2,007,257
Comcast Corp., Class A	191,610	6,838,561
Electronic Arts, Inc.	11,755	1,877,273
Fox Corp., Class A	17,216	964,785
Interpublic Group of Cos., Inc.	18,839	461,179
Live Nation Entertainment, Inc. *	8,073	1,221,283
Match Group, Inc.	12,425	383,808
Meta Platforms, Inc., Class A	111,768	82,494,843
Netflix, Inc. *	21,908	29,337,660
News Corp., Class A	25,868	768,797
Omnicom Group, Inc.	9,916	713,357
Paramount Global, Class B	31,045	400,481
Take-Two Interactive Software, Inc. *	8,686	2,109,395
TKO Group Holdings, Inc.	3,436	625,180
Walt Disney Co.	92,552	11,477,374
Warner Bros Discovery, Inc. *	115,529	1,323,962
		238,677,986

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	90,935	16,879,355
Agilent Technologies, Inc.	14,619	1,725,188
Amgen, Inc.	27,675	7,727,137
Biogen, Inc. *	7,522	944,688
Bio-Techne Corp.	8,165	420,089
Bristol-Myers Squibb Co.	104,754	4,849,063
Charles River Laboratories International, Inc. *	2,522	382,663
Danaher Corp.	32,795	6,478,324
Eli Lilly & Co.	40,495	31,567,067
Gilead Sciences, Inc.	64,022	7,098,119
Incyte Corp. *	8,264	562,778
IQVIA Holdings, Inc. *	8,448	1,331,320
Johnson & Johnson	123,857	18,919,157
Merck & Co., Inc.	129,242	10,230,797
Mettler-Toledo International, Inc. *	1,067	1,253,426
Moderna, Inc. *	17,427	480,811
Pfizer, Inc.	292,625	7,093,230
Regeneron Pharmaceuticals, Inc.	5,343	2,805,075
Revvity, Inc.	6,041	584,285
Thermo Fisher Scientific, Inc.	19,437	7,880,926
Vertex Pharmaceuticals, Inc. *	13,224	5,887,325
Viatris, Inc.	60,745	542,453
Waters Corp. *	3,045	1,062,827
West Pharmaceutical Services, Inc.	3,697	808,904
Zoetis, Inc.	22,923	3,574,842
		141,089,849

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	15,069	2,111,468
CoStar Group, Inc. *	21,772	1,750,469
		3,861,937

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 12.7%
Advanced Micro Devices, Inc. *	83,465	11,843,683
Analog Devices, Inc.	25,549	6,081,173
Applied Materials, Inc.	41,825	7,656,903
Broadcom, Inc.	242,050	66,721,082
Enphase Energy, Inc. *	6,767	268,312
First Solar, Inc. *	5,553	919,244
Intel Corp.	224,545	5,029,808
KLA Corp.	6,808	6,098,198
Lam Research Corp.	65,802	6,405,167
Microchip Technology, Inc.	27,622	1,943,760
Micron Technology, Inc.	57,534	7,091,066
Monolithic Power Systems, Inc.	2,465	1,802,852
NVIDIA Corp.	1,255,392	198,339,382
NXP Semiconductors NV	13,029	2,846,706
ON Semiconductor Corp. *	21,562	1,130,064
QUALCOMM, Inc.	56,480	8,995,005
Skyworks Solutions, Inc.	7,723	575,518
Teradyne, Inc.	8,259	742,649
Texas Instruments, Inc.	46,765	9,709,349
		344,199,921

Software & Services 12.6%
Accenture PLC, Class A	32,228	9,632,627
Adobe, Inc. *	21,940	8,488,147
Akamai Technologies, Inc. *	7,528	600,433
ANSYS, Inc. *	4,526	1,589,622
Autodesk, Inc. *	11,019	3,411,152
Cadence Design Systems, Inc. *	14,057	4,331,665
Cognizant Technology Solutions Corp., Class A	25,426	1,983,991
Crowdstrike Holdings, Inc., Class A *	12,823	6,530,882
EPAM Systems, Inc. *	2,937	519,320
Fair Isaac Corp. *	1,251	2,286,778
Fortinet, Inc. *	32,741	3,461,379
Gartner, Inc. *	3,947	1,595,456
Gen Digital, Inc.	28,098	826,081
GoDaddy, Inc., Class A *	7,340	1,321,640
International Business Machines Corp.	47,853	14,106,107
Intuit, Inc.	14,398	11,340,297
Microsoft Corp.	382,605	190,311,553
Oracle Corp.	83,733	18,306,546
Palantir Technologies, Inc., Class A *	109,503	14,927,449
Palo Alto Networks, Inc. *	34,086	6,975,359
PTC, Inc. *	6,159	1,061,442
Roper Technologies, Inc.	5,541	3,140,860
Salesforce, Inc.	49,392	13,468,705
ServiceNow, Inc. *	10,656	10,955,220
Synopsys, Inc. *	7,951	4,076,319
Tyler Technologies, Inc. *	2,223	1,317,883
VeriSign, Inc.	4,152	1,199,098
Workday, Inc., Class A *	11,154	2,676,960
		340,442,971

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	62,226	6,144,818
Apple, Inc.	768,860	157,747,006
Arista Networks, Inc. *	53,013	5,423,760
CDW Corp.	6,819	1,217,805
Cisco Systems, Inc.	204,803	14,209,232
Corning, Inc.	39,715	2,088,612
Dell Technologies, Inc., Class C	15,424	1,890,982
F5, Inc. *	2,960	871,187
Hewlett Packard Enterprise Co.	67,159	1,373,402
HP, Inc.	48,522	1,186,848
See financial notes
6
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	5,528	1,205,657
Juniper Networks, Inc.	16,891	674,458
Keysight Technologies, Inc. *	8,935	1,464,089
Motorola Solutions, Inc.	8,599	3,615,536
NetApp, Inc.	10,500	1,118,775
Ralliant Corp. *	101	4,914
Seagate Technology Holdings PLC	10,900	1,573,197
Super Micro Computer, Inc. *	26,419	1,294,795
TE Connectivity PLC	15,290	2,578,964
Teledyne Technologies, Inc. *	2,403	1,231,081
Trimble, Inc. *	12,283	933,262
Western Digital Corp.	17,900	1,145,421
Zebra Technologies Corp., Class A *	2,609	804,511
		209,798,312

Telecommunication Services 0.9%
AT&T, Inc.	370,440	10,720,534
T-Mobile U.S., Inc.	24,554	5,850,236
Verizon Communications, Inc.	216,989	9,389,114
		25,959,884

Transportation 1.4%
CH Robinson Worldwide, Inc.	6,120	587,214
CSX Corp.	96,468	3,147,751
Delta Air Lines, Inc.	33,584	1,651,661
Expeditors International of Washington, Inc.	7,051	805,577
FedEx Corp.	11,329	2,575,195
JB Hunt Transport Services, Inc.	4,098	588,473
Norfolk Southern Corp.	11,608	2,971,300
Old Dominion Freight Line, Inc.	9,574	1,553,860
Southwest Airlines Co.	29,318	951,076
Uber Technologies, Inc. *	107,657	10,044,398
Union Pacific Corp.	30,736	7,071,739
United Airlines Holdings, Inc. *	16,772	1,335,554
United Parcel Service, Inc., Class B	37,756	3,811,090
		37,094,888

Utilities 2.4%
AES Corp.	36,497	383,948
Alliant Energy Corp.	13,152	795,301
Ameren Corp.	13,946	1,339,374
American Electric Power Co., Inc.	27,500	2,853,400
American Water Works Co., Inc.	10,070	1,400,838
Atmos Energy Corp.	8,164	1,258,154
SECURITY	NUMBER OF SHARES	VALUE ($)
CenterPoint Energy, Inc.	33,579	1,233,693
CMS Energy Corp.	15,492	1,073,286
Consolidated Edison, Inc.	18,557	1,862,195
Constellation Energy Corp.	16,134	5,207,410
Dominion Energy, Inc.	43,909	2,481,737
DTE Energy Co.	10,734	1,421,826
Duke Energy Corp.	40,028	4,723,304
Edison International	19,895	1,026,582
Entergy Corp.	22,996	1,911,428
Evergy, Inc.	11,931	822,404
Eversource Energy	18,919	1,203,627
Exelon Corp.	51,977	2,256,841
FirstEnergy Corp.	26,365	1,061,455
NextEra Energy, Inc.	105,979	7,357,062
NiSource, Inc.	24,167	974,897
NRG Energy, Inc.	10,067	1,616,559
PG&E Corp.	113,504	1,582,246
Pinnacle West Capital Corp.	6,152	550,419
PPL Corp.	38,133	1,292,327
Public Service Enterprise Group, Inc.	25,629	2,157,449
Sempra	33,559	2,542,765
Southern Co.	56,600	5,197,578
Vistra Corp.	17,445	3,381,015
WEC Energy Group, Inc.	16,444	1,713,465
Xcel Energy, Inc.	29,691	2,021,957
		64,704,542
Total Common Stocks (Cost $1,234,834,093)		2,702,261,535
Total Investments in Securities (Cost $1,234,834,093)		2,702,261,535

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/19/25	13	4,064,938	122,847

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2025:
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$5,678,861	$1,024,439	($132,983 )	($7,823 )	$1,416,079	$7,978,573	87,446	$47,118
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
7

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,702,261,535	$—	$—	$2,702,261,535
Futures Contracts[2]	122,847	—	—	122,847
Total	$2,702,384,382	$—	$—	$2,702,384,382

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,361,140)		$7,978,573
Investments in securities, at value - unaffiliated issuers (cost $1,230,472,953)		2,694,282,962
Cash		2,611,943
Deposit with broker for futures contracts		473,250
Receivables:
Dividends		1,353,486
Fund shares sold		1,090,282
Investments sold		276,350
Variation margin on future contracts	+	21,594
Total assets		2,708,088,440

Liabilities
Payables:
Fund shares redeemed		1,399,340
Investment adviser fees	+	62,228
Total liabilities		1,461,568
Net assets		$2,706,626,872

Net Assets by Source
Capital received from investors		$1,266,329,752
Total distributable earnings	+	1,440,297,120
Net assets		$2,706,626,872

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,706,626,872		29,822,889		$90.76

See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
9

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,084)		$16,982,708
Other Interest		66,309
Dividends received from securities - affiliated issuers		47,118
Securities on loan, net	+	220
Total investment income		17,096,355

Expenses
Investment adviser fees		376,424
Total expenses	–	376,424
Net investment income		16,719,931

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(7,823)
Net realized losses on sales of securities - unaffiliated issuers		(6,228,169)
Net realized losses on futures contracts	+	(182,952)
Net realized losses		(6,418,944)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,416,079
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		143,114,963
Net change in unrealized appreciation (depreciation) on futures contracts	+	309,901
Net change in unrealized appreciation (depreciation)		144,840,943
Net realized and unrealized gains		138,421,999
Increase in net assets resulting from operations		$155,141,930
See financial notes
10
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$16,719,931	$30,596,115
Net realized losses		(6,418,944)	(4,318,520)
Net change in unrealized appreciation (depreciation)	+	144,840,943	466,814,781
Increase in net assets resulting from operations		$155,141,930	$493,092,376

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($30,592,125 )	($33,327,662 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,056,219	$175,328,412	6,170,298	$494,896,266
Shares reinvested		337,066	30,592,125	417,954	33,327,662
Shares redeemed	+	(2,507,712)	(211,996,971)	(3,849,857)	(308,948,939)
Net transactions in fund shares		(114,427)	($6,076,434 )	2,738,395	$219,274,989

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,937,316	$2,588,153,501	27,198,921	$1,909,113,798
Total increase (decrease)	+	(114,427)	118,473,371	2,738,395	679,039,703
End of period		29,822,889	$2,706,626,872	29,937,316	$2,588,153,501
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
11

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Index Portfolio
Schwab Government Money Market Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2025, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a
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Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
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Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2025, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities funds are recorded on the date they are effective (the ex-dividend date).
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by the fund through its investments in underlying funds and are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers, as applicable in the Statement of Operations. For the period ended June 30, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $3,703,283 and $9,282,796 respectively, and includes net realized losses of $1,550,815.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
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Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$59,547,255	$73,314,866

7. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of June 30, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$122,847	$122,847

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

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Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

7. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended June 30, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($182,952 )	($182,952 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$309,901	$309,901

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended June 30, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$7,670,789	26

8. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,261,389,069	$1,462,675,088	($21,679,775 )	$1,440,995,313

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts if held. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024, the fund had capital loss carryforwards of  $14,964,209.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$33,327,662
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
17

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
19

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
21

Schwab S&P 500 Index Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its
22
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted the Fund had closely tracked its index in 2024, with the Fund performing within its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement in comparison to that of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds it manages and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the Fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
23

MFR98596-08
00315744

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab VIT Balanced Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
1

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$14.24	$13.55	$12.33	$14.99	$14.04	$13.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.35	0.30	0.22	0.21	0.20
Net realized and unrealized gains (losses)	0.76	0.70	1.16	(2.42)	0.93	0.86
Total from investment operations	0.90	1.05	1.46	(2.20)	1.14	1.06
Less distributions:
Distributions from net investment income	(0.36)	(0.31)	(0.24)	(0.21)	(0.19)	(0.24)
Distributions from net realized gains	(0.28)	(0.05)	—	(0.25)	(0.00)[2]	(0.03)
Total distributions	(0.64)	(0.36)	(0.24)	(0.46)	(0.19)	(0.27)
Net asset value at end of period	$14.50	$14.24	$13.55	$12.33	$14.99	$14.04
Total return	6.33%[3]	7.78%	11.96%	(14.71%)	8.19%	8.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[4]	0.51%[5]	0.52%	0.52%	0.53%[6]	0.52%	0.54%
Net investment income (loss)	1.92%[5]	2.53%	2.36%	1.70%	1.42%	1.53%
Portfolio turnover rate	8%[3]	26%	20%	19%	13%	38%
Net assets, end of period (x 1,000)	$82,607	$81,499	$77,350	$74,061	$92,777	$83,577

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 28.7%
Large-Cap 25.9%
Schwab U.S. Large-Cap ETF	$21,122,381	$2,557,967	($3,446,301 )	$5,697	$1,142,274	$21,382,018	874,878	$124,458
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,286,800	414,135	(356,151)	(17,054)	(23,684)	2,304,046	91,069	12,772
						23,686,064

International Stocks 15.0%
Developed Markets 13.0%
Schwab International Equity ETF	8,983,840	167,194	(1,658,538)	115,526	1,476,956	9,084,978	411,085	59,032
Schwab International Small-Cap Equity ETF	1,616,188	40,545	(360,011)	43,967	311,335	1,652,024	38,789	3,741
						10,737,002
Emerging Markets 2.0%
Schwab Emerging Markets Equity ETF	1,653,696	40,889	(247,623)	5,241	197,751	1,649,954	54,743	1,969
						12,386,956

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	2,716,045	228,195	(207,942)	(1,631)	16,027	2,750,694	129,995	31,720

Fixed Income 48.9%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	3,038,254	158,938	(247,742)	(30,374)	130,048	3,049,124	114,285	37,724
Intermediate-Term Bond 36.2%
Schwab U.S. Aggregate Bond ETF	29,575,898	2,262,631	(2,590,669)	(404,838)	1,106,528	29,949,550	1,288,707	506,068
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	7,313,831	620,039	(614,070)	(39,616)	136,066	7,416,250	304,194	128,400
						40,414,924

Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	2,703,638	52,272	—	—	—	2,755,910	2,755,910	57,328
Total Affiliated Underlying Funds (Cost $62,232,942)	$81,010,571	$6,542,805	($9,729,047 )	($323,082 )	$4,493,301	$81,994,548		$963,212
Total Investments in Securities (Cost $62,232,942)						$81,994,548

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
3

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $62,232,942)		$81,994,548
Cash		371,431
Receivables:
Investments sold		640,020
Fund shares sold		137,153
Dividends	+	4,737
Total assets		83,147,889

Liabilities
Payables:
Investments bought		481,509
Investment adviser and administrator fees		29,031
Fund shares redeemed		9,305
Accrued expenses	+	21,378
Total liabilities		541,223
Net assets		$82,606,666

Net Assets by Source
Capital received from investors		$64,753,377
Total distributable earnings	+	17,853,289
Net assets		$82,606,666

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$82,606,666		5,696,199		$14.50

See financial notes
4
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$963,212
Other Interest	+	4,527
Total investment income		967,739

Expenses
Investment adviser and administrator fees		178,836
Professional fees		11,663
Portfolio accounting fees		5,628
Independent trustees’ fees		5,449
Custodian fees		422
Transfer agent fees		389
Shareholder reports		242
Other expenses	+	757
Total expenses	–	203,386
Net investment income		764,353

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(323,082)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	4,493,301
Net realized and unrealized gains		4,170,219
Increase in net assets resulting from operations		$4,934,572
See financial notes
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
5

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$764,353	$1,979,584
Net realized gains (losses)		(323,082)	543,968
Net change in unrealized appreciation (depreciation)	+	4,493,301	3,313,269
Increase in net assets resulting from operations		$4,934,572	$5,836,821

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,494,403 )	($2,013,961 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		175,286	$2,541,116	1,193,641	$16,798,099
Shares reinvested		240,993	3,494,403	146,470	2,013,961
Shares redeemed	+	(441,363)	(6,367,936)	(1,328,323)	(18,486,195)
Net transactions in fund shares		(25,084)	($332,417 )	11,788	$325,865

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,721,283	$81,498,914	5,709,495	$77,350,189
Total increase (decrease)	+	(25,084)	1,107,752	11,788	4,148,725
End of period		5,696,199	$82,606,666	5,721,283	$81,498,914
See financial notes
6
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Balanced Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2025, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
7

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETF`s and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the
8
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2025, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds and are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
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9

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of June 30, 2025, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.0%*
Schwab Government Money Fund, Ultra Shares	0.0%*
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.0%*
Schwab U.S. REIT ETF	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended June 30, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $38,331 and $109,415 respectively, and includes net realized gains of $12,909.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
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11

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended June 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$6,542,805	$9,729,047

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$64,887,127	$18,599,717	($1,492,296 )	$17,107,421

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$1,834,777	$179,184
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
13

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
14
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
15

Schwab VIT Balanced Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
16
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the investment adviser had taken steps designed to help improve performance. Specifically, the Trustees considered that the investment adviser had implemented certain enhancements to the Fund’s asset allocation strategy in 2023. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
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Schwab VIT Balanced Portfolio
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

MFR98597-08
00315746

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab VIT Balanced with Growth Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
1

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$16.90	$15.74	$13.93	$17.24	$15.68	$14.59
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.38	0.32	0.24	0.25	0.22
Net realized and unrealized gains (losses)	1.14	1.18	1.74	(3.00)	1.53	1.20
Total from investment operations	1.27	1.56	2.06	(2.76)	1.78	1.42
Less distributions:
Distributions from net investment income	(0.40)	(0.35)	(0.25)	(0.25)	(0.22)	(0.29)
Distributions from net realized gains	(0.48)	(0.05)	—	(0.30)	—	(0.04)
Total distributions	(0.88)	(0.40)	(0.25)	(0.55)	(0.22)	(0.33)
Net asset value at end of period	$17.29	$16.90	$15.74	$13.93	$17.24	$15.68
Total return	7.51%[2]	9.98%	14.85%	(16.00%)	11.42%	10.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[3]	0.48%[4]	0.49%	0.49%	0.49%[5]	0.49%	0.50%
Net investment income (loss)	1.56%[4]	2.28%	2.20%	1.61%	1.48%	1.56%
Portfolio turnover rate	7%[2]	12%	18%	13%	8%	21%
Net assets, end of period (x 1,000)	$170,668	$166,839	$162,496	$150,867	$184,104	$163,848

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 38.2%
Large-Cap 34.0%
Schwab U.S. Large-Cap ETF	$56,732,447	$5,159,841	($6,961,625 )	$1,270,890	$1,872,335	$58,073,888	2,376,182	$336,706
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	7,018,197	1,106,490	(852,367)	(33,651)	(88,105)	7,150,564	282,631	39,406
						65,224,452

International Stocks 22.2%
Developed Markets 19.0%
Schwab International Equity ETF	26,736,311	570,991	(4,745,696)	583,632	4,175,688	27,320,926	1,236,241	176,538
Schwab International Small-Cap Equity ETF	5,024,024	—	(985,518)	107,062	981,587	5,127,155	120,384	11,527
						32,448,081
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	5,334,335	106,783	(640,389)	26,336	634,785	5,461,850	181,216	6,536
						37,909,931

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	7,746,121	787,464	(646,927)	9,730	36,644	7,933,032	374,907	91,756

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,656,659	135,919	(98,817)	(4,621)	60,454	1,749,594	65,577	20,661
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	43,532,040	3,061,218	(3,135,688)	(479,733)	1,531,318	44,509,155	1,915,196	745,234
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	6,484,362	451,899	(372,896)	(24,268)	109,939	6,649,036	272,725	114,000
						52,907,785

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	5,525,791	106,835	—	—	—	5,632,626	5,632,626	117,169
Total Affiliated Underlying Funds (Cost $111,925,010)	$165,790,287	$11,487,440	($18,439,923 )	$1,455,377	$9,314,645	$169,607,826		$1,659,533
Total Investments in Securities (Cost $111,925,010)						$169,607,826

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
3

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $111,925,010)		$169,607,826
Cash		739,352
Receivables:
Investments sold		1,547,135
Dividends	+	9,682
Total assets		171,903,995

Liabilities
Payables:
Investments bought		1,108,432
Investment adviser and administrator fees		60,052
Fund shares redeemed		45,281
Accrued expenses	+	21,802
Total liabilities		1,235,567
Net assets		$170,668,428

Net Assets by Source
Capital received from investors		$112,561,914
Total distributable earnings	+	58,106,514
Net assets		$170,668,428

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$170,668,428		9,870,831		$17.29

See financial notes
4
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,659,533
Other Interest	+	9,085
Total investment income		1,668,618

Expenses
Investment adviser and administrator fees		367,447
Professional fees		12,485
Independent trustees’ fees		6,114
Portfolio accounting fees		5,866
Custodian fees		583
Transfer agent fees		389
Shareholder reports		258
Other expenses	+	1,023
Total expenses	–	394,165
Net investment income		1,274,453

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,455,377
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	9,314,645
Net realized and unrealized gains		10,770,022
Increase in net assets resulting from operations		$12,044,475
See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
5

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$1,274,453	$3,766,339
Net realized gains		1,455,377	3,995,024
Net change in unrealized appreciation (depreciation)	+	9,314,645	7,842,930
Increase in net assets resulting from operations		$12,044,475	$15,604,293

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,264,257 )	($3,890,049 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		120,960	$2,107,916	629,323	$10,461,086
Shares reinvested		477,979	8,264,257	239,683	3,890,049
Shares redeemed	+	(599,954)	(10,322,491)	(1,321,958)	(21,723,242)
Net transactions in fund shares		(1,015)	$49,682	(452,952)	($7,372,107 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,871,846	$166,838,528	10,324,798	$162,496,391
Total increase (decrease)	+	(1,015)	3,829,900	(452,952)	4,342,137
End of period		9,870,831	$170,668,428	9,871,846	$166,838,528
See financial notes
6
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Balanced with Growth Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2025, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the
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Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2025, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds and are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of June 30, 2025, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.5%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended June 30, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $109,771 and $887,569 respectively, and includes net realized gains of $175,165.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
11

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended June 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$11,487,440	$18,439,923

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$114,445,664	$58,512,809	($3,350,647 )	$55,162,162

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$3,496,607	$393,442
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
13

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
15

Schwab VIT Balanced with Growth Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced with Growth Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 7, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through (i) the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
17

Schwab VIT Balanced with Growth Portfolio
respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
18
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

MFR98598-08
00315748

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab VIT Growth Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
1

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$19.85	$18.16	$15.69	$19.83	$17.52	$16.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.38	0.34	0.25	0.29	0.24
Net realized and unrealized gains (losses)	1.58	1.74	2.39	(3.68)	2.27	1.51
Total from investment operations	1.70	2.12	2.73	(3.43)	2.56	1.75
Less distributions:
Distributions from net investment income	(0.41)	(0.37)	(0.26)	(0.29)	(0.25)	(0.32)
Distributions from net realized gains	(1.19)	(0.06)	—	(0.42)	—	(0.15)
Total distributions	(1.60)	(0.43)	(0.26)	(0.71)	(0.25)	(0.47)
Net asset value at end of period	$19.95	$19.85	$18.16	$15.69	$19.83	$17.52
Total return	8.60%[2]	11.78%	17.52%	(17.24%)	14.67%	11.34%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[3]	0.48%[4]	0.49%	0.49%	0.49%[5]	0.49%	0.50%
Net investment income (loss)	1.19%[4]	1.99%	2.05%	1.50%	1.53%	1.55%
Portfolio turnover rate	7%[2]	11%	14%	13%	13%	18%
Net assets, end of period (x 1,000)	$169,813	$162,089	$162,610	$147,720	$187,038	$165,495

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Portfolio Holdings  as of June 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/25	BALANCE OF SHARES HELD AT 6/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.9% OF NET ASSETS

U.S. Stocks 46.0%
Large-Cap 39.7%
Schwab U.S. Large-Cap ETF	$64,179,648	$5,155,704	($5,416,290 )	$372,611	$3,172,894	$67,464,567	2,760,416	$389,269
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	10,224,967	1,355,085	(703,397)	(37,806)	(140,896)	10,697,953	422,844	58,859
						78,162,520

International Stocks 30.2%
Developed Markets 24.8%
Schwab International Equity ETF	34,042,868	613,440	(5,031,862)	615,390	5,525,699	35,765,535	1,618,350	231,190
Schwab International Small-Cap Equity ETF	5,994,052	94,795	(1,103,183)	117,590	1,204,070	6,307,324	148,094	14,073
						42,072,859
Emerging Markets 5.4%
Schwab Emerging Markets Equity ETF	8,743,321	477,355	(1,139,061)	35,366	1,075,960	9,192,941	305,008	10,916
						51,265,800

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	9,813,286	1,281,666	(835,876)	13,153	48,053	10,320,282	487,726	118,050

Fixed Income 14.1%
Intermediate-Term Bond 14.1%
Schwab U.S. Aggregate Bond ETF	22,679,774	2,539,718	(1,941,331)	(319,644)	877,798	23,836,315	1,025,659	393,911

Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 4.21% (b)	5,876,742	113,621	—	—	—	5,990,363	5,990,362	124,611
Total Affiliated Underlying Funds (Cost $97,405,656)	$161,554,658	$11,631,384	($16,171,000 )	$796,660	$11,763,578	$169,575,280		$1,340,879
Total Investments in Securities (Cost $97,405,656)						$169,575,280

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (See financial note 2(b) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
3

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $97,405,656)		$169,575,280
Cash		489,619
Receivables:
Investments sold		1,297,050
Dividends	+	10,297
Total assets		171,372,246

Liabilities
Payables:
Investments bought		986,036
Fund shares redeemed		491,268
Investment adviser and administrator fees		59,663
Accrued expenses	+	21,785
Total liabilities		1,558,752
Net assets		$169,813,494

Net Assets by Source
Capital received from investors		$98,004,122
Total distributable earnings	+	71,809,372
Net assets		$169,813,494

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$169,813,494		8,511,495		$19.95

See financial notes
4
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,340,879
Other Interest	+	4,466
Total investment income		1,345,345

Expenses
Investment adviser and administrator fees		362,026
Professional fees		12,501
Independent trustees’ fees		6,096
Portfolio accounting fees		5,845
Custodian fees		553
Transfer agent fees		389
Shareholder reports		258
Other expenses	+	941
Total expenses	–	388,609
Net investment income		956,736

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		796,660
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	11,763,578
Net realized and unrealized gains		12,560,238
Increase in net assets resulting from operations		$13,516,974
See financial notes
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
5

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$956,736	$3,276,208
Net realized gains		796,660	9,351,938
Net change in unrealized appreciation (depreciation)	+	11,763,578	5,850,261
Increase in net assets resulting from operations		$13,516,974	$18,478,407

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,700,067 )	($3,643,565 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		167,052	$3,379,633	260,742	$5,017,748
Shares reinvested		636,595	12,700,067	191,868	3,643,565
Shares redeemed	+	(457,823)	(9,172,125)	(1,242,749)	(24,017,216)
Net transactions in fund shares		345,824	$6,907,575	(790,139)	($15,355,903 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,165,671	$162,089,012	8,955,810	$162,610,073
Total increase (decrease)	+	345,824	7,724,482	(790,139)	(521,061)
End of period		8,511,495	$169,813,494	8,165,671	$162,089,012
See financial notes
6
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Growth Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2025, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
7

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds,  ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the
8
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2025, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds and are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
9

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
10
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of June 30, 2025, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities - affiliated issuers in the Statement of Operations. For the period ended June 30, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $460,984 and $65,213 respectively, and includes net realized gains of $35,569.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

 6. Purchases and Sales of Investment Securities:
For the period ended June 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$11,631,384	$16,171,000

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$99,744,446	$71,393,247	($1,562,413 )	$69,830,834

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$3,590,071	$53,494
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
13

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Growth Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab VIT Growth Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investments in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows.. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
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Schwab VIT Growth Portfolio
respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

MFR98599-08
00315749

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	August 18, 2025